Stock Based Compensation - Restricted Stock Units (Details) - $ / shares	1 Months Ended					12 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding as of December 31, 2020
Granted						2,013,110
Vested						(2,625)
Cancelled						(58,561)
Outstanding as of September 30, 2021	1,951,924					1,951,924
Outstanding as of December 31, 2020
Granted						$ 6.76
Vested						7.01
Cancelled						7.01
Outstanding as of September 30, 2021	$ 6.76					$ 6.76
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years
2013 Equity Incentive Plan | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					289,047
Granted					$ 8.04
2021 Equity Incentive Plan | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		677,966	72,500	751,914
Granted		$ 6.49	$ 5.53	$ 7.01
2021 Equity Incentive Plan | Unvested restricted stock units | Scenario one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	125,530
Granted	$ 5.52
Vesting period						4 years
2021 Equity Incentive Plan | Unvested restricted stock units | Scenario two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	96,153
Granted	$ 5.46
Vesting period						3 years
Vest on January 1, 2023, provided that the Company has achieved its annual bookings goal for fiscal year 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage						50.00%
Vest on January 1, 2023, provided that the Company has achieved its annual bookings goal for fiscal year 2022 | 2021 Equity Incentive Plan | Unvested restricted stock units | Scenario one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						3 years
Vesting percentage						25.00%
Vest on January 1, 2024 if and only if the bookings goal was achieved and subject to the grantee's continued service through the applicable vesting date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage						50.00%
Vest on January 1, 2024 if and only if the bookings goal was achieved and subject to the grantee's continued service through the applicable vesting date | 2021 Equity Incentive Plan | Unvested restricted stock units | Scenario two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						2 years
Vesting percentage						33.33%